UNITED STATES SECURITIES AND EXCHANGECOMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small
Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Small Cap
Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of
BlackRock Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box
9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 02/28/2009

Item 1 – Schedule of Investments

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Mutual Fund	(000)	Value

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$ 341,600	$ 285,504,596

Total Investments (Cost - $417,380,535) - 100.1%		285,504,596
Liabilities in Excess of Other Assets - (0.1)%		(363,513)

Net Assets - 100.0%		$ 285,141,083

• Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund's investments:

	Valuation	Investments in
	Inputs	Securities

Assets

Level 1		-
Level 2		$ 285,504,596
Level 3		-

Total		$ 285,504,596

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.2%	Argon ST, Inc. (a)	219,513	$ 3,733,916
	BE Aerospace, Inc. (a)	339,600	2,533,416

			6,267,332

Biotechnology - 2.7%	Acorda Therapeutics, Inc. (a)	67,500	1,485,000
	Alkermes, Inc. (a)	196,500	1,980,720
	Celera Corp. (a)	202,300	1,300,789
	Martek Biosciences Corp. (a)	151,600	2,839,468

			7,605,977

Building Products - 0.6%	Griffon Corp. (a)	253,200	1,840,764

Capital Markets - 1.6%	Knight Capital Group, Inc. Class A (a)	102,300	1,799,457
	Riskmetrics Group, Inc. (a)	240,700	2,645,293

			4,444,750

Chemicals - 2.4%	Airgas, Inc.	78,109	2,404,976
	Intrepid Potash, Inc. (a)	195,200	4,380,288

			6,785,264

Commercial Banks - 1.4%	Signature Bank (a)	164,400	4,111,644

Commercial Services & Supplies - 4.1%	Clean Harbors, Inc. (a)	96,800	4,702,544
	SYKES Enterprises, Inc. (a)	437,448	6,981,670

			11,684,214

Communications Equipment - 3.4%	EMS Technologies, Inc. (a)	201,078	4,037,646
	Neutral Tandem, Inc. (a)	291,500	5,815,425

			9,853,071

Construction & Engineering - 0.6%	Chicago Bridge & Iron Co. NV	293,100	1,767,393

Containers & Packaging - 1.3%	Rock-Tenn Co. Class A	139,257	3,844,886

Diversified Consumer Services - 1.4%	DeVry, Inc.	78,076	4,056,048

Diversified Financial Services - 2.9%	Heckmann Corp. (a)(b)	816,800	4,059,496
	MSCI, Inc. (a)	262,600	4,138,576

			8,198,072

Electrical Equipment - 1.0%	Energy Conversion Devices, Inc. (a)(b)	130,000	2,850,900

Electronic Equipment & Instruments - 1.3%	Cogent, Inc. (a)	359,100	3,734,640

Energy Equipment & Services - 2.6%	IHS, Inc. Class A (a)	130,107	5,299,258
	Superior Energy Services, Inc. (a)	159,489	2,103,660

			7,402,918

Food Products - 2.4%	American Italian Pasta Co. Class A (a)	31,900	979,011
	Green Mountain Coffee Roasters, Inc. (a)(b)	117,800	4,399,830
	Smart Balance, Inc. (a)	248,000	1,453,280

			6,832,121

Health Care Equipment & Supplies - 7.8%	Hologic, Inc. (a)	410,800	4,650,256
	Merit Medical Systems, Inc. (a)	290,402	3,235,078
	SonoSite, Inc. (a)(b)	243,000	4,480,920
	Symmetry Medical, Inc. (a)	213,838	1,144,033
	Wright Medical Group, Inc. (a)	291,500	4,258,815
	Zoll Medical Corp. (a)	324,200	4,457,750

			22,226,852

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Health Care Providers & Services - 5.7%	Amedisys, Inc. (a)(b)	76,100	$ 2,489,231
	Lincare Holdings, Inc. (a)	144,000	3,034,080
	Magellan Health Services, Inc. (a)	175,397	5,816,164
	Mednax, Inc. (a)	165,300	4,892,880

			16,232,355

Health Care Technology - 1.8%	MedAssets, Inc. (a)	175,300	2,590,934
	Omnicell, Inc. (a)	358,100	2,571,158

			5,162,092

Hotels, Restaurants & Leisure - 3.9%	P.F. Chang's China Bistro, Inc. (a)(b)	146,700	2,889,990
	Scientific Games Corp. Class A (a)	477,000	5,046,660
	Texas Roadhouse, Inc. Class A (a)	378,600	3,104,520

			11,041,170

Household Durables - 1.0%	iRobot Corp. (a)(b)	352,918	2,780,994

IT Services - 7.7%	ExlService Holdings, Inc. (a)(b)	692,007	5,598,337
	Forrester Research, Inc. (a)	322,727	5,918,813
	SRA International, Inc. Class A (a)	426,600	5,793,228
	Wright Express Corp. (a)	325,100	4,759,464

			22,069,842

Insurance - 0.8%	Aspen Insurance Holdings Ltd.	100,400	2,187,716

Internet & Catalog Retail - 0.7%	Ticketmaster Entertainment (a)	435,737	2,130,754

Internet Software & Services - 8.6%	ComScore, Inc. (a)	384,709	3,470,075
	Omniture, Inc. (a)(b)	333,104	3,784,061
	SkillSoft Plc (a)(c)	1,636,500	11,259,120
	SonicWALL, Inc. (a)	1,345,200	5,945,784

			24,459,040

Life Sciences Tools & Services - 0.5%	ICON Plc (a)(c)	66,276	1,359,984

Machinery - 2.3%	Bucyrus International, Inc.	111,664	1,386,867
	IDEX Corp.	104,700	2,022,804
	Kaydon Corp.	130,700	3,267,500

			6,677,171

Media - 4.2%	CKX, Inc. (a)	1,300,934	4,514,241
	Dolan Media Co. (a)	367,321	2,222,292
	DreamWorks Animation SKG, Inc. Class A (a)	152,200	2,935,938
	Outdoor Channel Holdings, Inc. (a)	116,929	474,732
	RHI Entertainment, Inc. (a)	649,391	1,766,344

			11,913,547

Oil, Gas & Consumable Fuels - 3.7%	Comstock Resources, Inc. (a)	103,793	3,158,421
	EXCO Resources, Inc. (a)	243,300	2,216,463
	Massey Energy Co.	162,772	1,880,017
	Plains Exploration & Production Co. (a)	168,300	3,221,262

			10,476,163

Personal Products - 1.5%	Chattem, Inc. (a)(b)	69,500	4,408,385

Pharmaceuticals - 1.7%	Medicis Pharmaceutical Corp. Class A	319,300	3,601,704
	Santarus, Inc. (a)	966,900	1,382,667

			4,984,371

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC
Schedule of Investments February 28, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Professional Services - 2.9%	The Advisory Board Co. (a)	155,700	$ 2,323,044
	Diamond Management & Technology
	Consultants, Inc.	905,641	1,929,015
	TrueBlue, Inc. (a)	99,500	699,485
	Watson Wyatt Worldwide, Inc.	68,900	3,383,679

			8,335,223

Semiconductors & Semiconductor	Microsemi Corp. (a)	333,800	3,374,718
Equipment - 4.1%	Monolithic Power Systems, Inc. (a)	175,300	2,270,135
	ON Semiconductor Corp. (a)	899,500	3,292,170
	Standard Microsystems Corp. (a)	170,047	2,647,632

			11,584,655

Software - 7.7%	Blackboard, Inc. (a)	186,163	5,108,313
	DemandTec, Inc. (a)	581,707	4,281,363
	i2 Technologies, Inc. (a)	578,200	4,330,718
	TiVo, Inc. (a)	1,150,900	8,159,881

			21,880,275

Textiles, Apparel & Luxury Goods - 0.5%	Lululemon Athletica, Inc. (a)(b)	253,300	1,448,876

Total Long-Term Investments
	(Cost - $414,515,398) - 99.0%		282,639,459

		Beneficial
		Interest
	Short-Term Securities	(000)

BlackRock Liquidity Series, LLC
	Money Market Series, 0.80% (d)(e)(f)	$ 25,279	25,279,150

Total Short-Term Securities
	(Cost - $25,279,150) - 8.9%		25,279,150

	Total Investments (Cost - $439,794,548*)	- 107.9%	307,918,609
	Liabilities in Excess of Other Assets - (7.9)%		(22,414,013)

	Net Assets - 100.0%		$ 285,504,596

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 440,413,758

Gross unrealized appreciation	$ 5,742,546
Gross unrealized depreciation	(138,237,695)

Net unrealized depreciation	$ (132,495,149)

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

(c) Depositary receipts.

(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3)
of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	$ 25,279,150	$ 1,127,346
Merrill Lynch Premier Institutional Fund	$ (131,772,300)	-

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Schedule of Investments February 28, 2009 (Unaudited)

(e) Represents the current yield as of report date.

(f) Security was purchased with the cash proceeds from securities loans.

• For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Effective June 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Portfolio's investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	$ 282,639,459
Level 2	25,279,150
Level 3	-

Total	$ 307,918,609

4

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 22, 2009